Shareholder Fees - FidelityManagedRetirementFunds-K6ComboPRO	Sep. 28, 2024 USD ($)
FidelityManagedRetirementFunds-K6ComboPRO | Fidelity Managed Retirement 2035 Fund
Shareholder Fees:
(fees paid directly from your investment)	none